Jun. 04, 2021
WisdomTree Managed Futures Strategy Fund

WISDOMTREE TRUST

WisdomTree Managed Futures Strategy Fund (WTMF)

(the “Fund”)

Supplement dated June 4, 2021

to the currently effective

Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) for the Fund

At the recommendation of WisdomTree Asset Management, Inc., the Fund’s investment adviser, the Board of Trustees of the Trust, with respect to the Fund, previously approved changes to the Fund’s investment strategies. These changes go into effect immediately. The Fund’s name, ticker, investment objective, management fee and expense ratio will not change.

The following information supplements and should be read in conjunction with the Prospectus and SAI for the Fund.

The “Principal Investment Strategies of the Fund” section of the Prospectus is deleted in its entirety and replaced with the following:
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Investment Strategies

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the WisdomTree Managed Futures Index (the “Benchmark”). The Benchmark is a rules-based indicator designed to capture rising and falling price trends in the commodity, currency and U.S. Treasury futures markets through long and short positions on U.S. listed futures contracts. The Benchmark consists of U.S. listed futures contracts on sixteen (16) tangible commodities and eight (8) financial futures. The sixteen (16) commodity futures contracts are: light crude oil, natural gas, gasoline, heating oil, soybeans, corn, wheat, gold, silver, copper, live cattle, lean hogs, coffee, cocoa, cotton and sugar. The eight (8) financial futures contracts are: the Australian dollar (“AUD”), British pound sterling (“GBP”), Canadian dollar (“CAD”), Euro (“EUR”), Japanese yen (“JPY”), Swiss franc (“CHF”), 10-year U.S. Treasury note and 30-year U.S. Treasury bond. Each type of commodity futures contract and financial futures contract is sometimes referred to as a “Component” of the Benchmark. The twenty (20) Components with the lowest 36-month rolling volatility are included in the Benchmark.

All Components may be long, short or flat, except for Energy futures (i.e., light crude oil, natural gas, gasoline and heating oil), which are held either long or flat. The Components are asset weighted equally prior to the “Composite Momentum Signal” being applied. The “Composite Momentum Signal” for each Component is determined using short, medium and longer-term returns (each, a “Signal”) for the Component, based on its rolling schedule. The (3) three Signals are aggregated within the Benchmark, and if all signals are in the same direction, the

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to capture rising and falling price trends in the commodity, currency, equity, and U.S. Treasury futures markets through long and short positions on U.S. listed futures contracts.

The Fund can invest in U.S. listed futures contracts on the following twenty-one (21) commodities: West Texas Intermediate (WTI) Crude Oil, Brent Crude Oil, Heating Oil, Gasoil, RBOB Gasoline, Natural Gas, Gold, Silver, Copper, Aluminum, Lead, Nickel, Tin, Zinc, Live Cattle, Feeder Cattle, Lean Hogs, SRW Wheat, HRW Wheat, Corn, and Unrefined Sugar. A model that evaluates momentum signals specific to each commodity sector is used to select commodity futures and to determine whether a long or short position is taken by the Fund.

The Fund may also hold financial futures contracts on developed and emerging markets currencies as well as on 10-year U.S. Treasury notes and 30-year U.S. Treasury bonds.

The Fund relies on a risk indicator, a correlation signal, and a short-term momentum signal to determine its allocation to equity futures contracts. The Fund has the ability to enter into both long and short positions on equity futures contracts. Excess cash after determining effective weights for equity contracts is allocated to U.S. Treasury futures contracts.

The Fund is rebalanced monthly.

Benchmark will include the assigned weight. Otherwise, the Benchmark will include two-thirds of the assigned weight to the Component, with the remaining weight in 3-month U.S. Treasuries. The direction of the trade (i.e., long or short) for each Component will be based on the direction of the majority of the Signals (except Energy Components, which are not held short and the Benchmark will be flat such Energy Components, with the assigned weight of such Energy Components proportionally allocated to the other Components). The Benchmark is reconstituted and rebalanced monthly based on the framework described above. The Fund invests substantially all of its assets in a combination of commodity and currency-linked investments, U.S. government securities and money market instruments whose collective performance is designed to correspond to the performance of the Benchmark. The Fund’s commodity and currency-linked investments generally are limited to investments in listed futures contracts, forward currency contracts and swap transactions that provide exposure to commodity and non-U.S. currency returns. The Fund will invest in listed U.S. Treasury futures and also may invest directly in U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in structured notes based on commodities. The Fund does not invest directly in physical commodities.

The Fund’s investments are positioned as either “long” or “short” (with the exception of the Energy Components, which will not be short). To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a security or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a security or instrument that increases in value or a short position in a security or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a security or instrument that declines in value and a short position in a security or instrument that increases in value. The Fund generally does not make intra-month adjustments to its portfolio or the direction of its long and short positions. Although the Fund seeks returns comparable to the returns of the Benchmark, the Fund may have a higher or lower exposure to any Component within the Benchmark at any time. The Fund will not hold more than 25% of its assets in any one industry. For these purposes, the Components of the Benchmark (e.g., gold, crude oil) will be considered a separate industry. Neither the Fund nor the Benchmark is leveraged.

The Fund invests substantially all of its assets in a combination of commodity, currency, and equity-linked investments, U.S. government securities and money market instruments. The Fund’s commodity and currency- linked investments generally are limited to investments in listed futures contracts, forward currency contracts and swap transactions that provide exposure to commodity and non-U.S. currency returns. The Fund will invest in listed equity and U.S. Treasury futures and also may invest directly in U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in structured notes based on commodities. The Fund does not invest directly in physical commodities.

The Fund seeks to gain exposure to commodity, currency, fixed income, and equity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, “managed futures” are investments in equity- linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed equity, commodity, currency and financial futures contracts described in the Fund’s Prospectus. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity and currency-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described herein. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Risks

The risks in the “Principal Investment Strategies of the Fund” section of the Prospectus are expected to remain applicable to the Fund, except the Fund will no longer be subject to “Benchmark Risk.”

In addition, the “Derivatives Risk” and “Volatility Risk” are hereby deleted in their entirety and replaced with the following:

Derivatives Risk. The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of futures contracts (described above), forward currency contracts and/or swaps. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to swaps, the risks include but are not limited to the potential to increase or decrease the overall volatility of the Fund’s investments and its share price.

Volatility Risk. The Fund is designed to capture the long-term economic benefits of rising or declining market trends. Frequent or significant short-term price movements could adversely impact the performance of the Fund.

The Fund is also subject to the following additional principal risks:

Futures Contracts Risk. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Models and Data Risk. While the Fund will be actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

The reference to the Fund’s Benchmark in the “Fund Performance” section of the Prospectus is hereby deleted.

The following is added as the second paragraph of the “Fund Performance” section of the Prospectus:

The Fund’s strategies changed effective June 4, 2021. Prior to June 4, 2021, Fund performance reflects the strategies of the Fund when it sought to provide returns that corresponded to the performance of the WisdomTree Managed Futures Index.

The row entitled “Diversified Trends Indicator/WisdomTree Managed Futures Spliced Index* (Reflects no deduction for fees, expenses or taxes)” in the “Average Annual Total Returns for the periods ending December 31, 2019” table is hereby deleted in its entirety. In addition, the corresponding footnote is hereby deleted and replaced with the following:

*Prior to June 4, 2021, Fund performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree Managed Futures Index.

The “Additional Information about the Funds – Additional Information About the Investment Strategy of the Managed Futures Strategy Fund and Benchmark Risk” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

Additional Information About the Investment Strategy of the Managed Futures Strategy Fund. Unlike the Funds, the WisdomTree Subsidiary is not an investment company registered under the Investment Company Act of 1940 (the “1940 Act”), and therefore may invest in commodities and commodity-linked derivatives to a greater extent than the Fund. The WisdomTree Subsidiary, however, is required to invest in commodity- linked derivatives in a manner consistent with the terms of its private letter ruling and certain provisions of the 1940 Act. The WisdomTree Subsidiary is otherwise subject to the same general investment policies and investment restrictions as the Fund.

References to the Fund’s Benchmark in the “Additional Information about the Funds – Additional Principal Risk Information About the Funds – Volatility Risk” section of the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-WTMF-0621